Financial Instruments - Total Short-term and Long-term Investments (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Short-term investments
Equity securities		$ 1,600	$ 2,150
Available-for-sale debt securities		15,091	15,362
Held-to-maturity debt securities		1,003	1,138
Total Short-term investments	[1]	17,694	18,650
Long-term investments
Equity securities		1,223	1,440
Trading equity securities		50	73
Available-for-sale debt securities		491	5,090
Held-to-maturity debt securities		59	4
Private equity investments carried at equity-method or cost		944	408
Total Long-term investments	[1]	2,767	7,015
Held-to-maturity cash equivalents		$ 199	$ 719

[1]	Amounts may not add due to rounding.